VESSELS AND EQUIPMENT, NET (Summary of Vessels and Equipment, Net) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Depreciation	$ (91,313)	$ (60,392)
Vessels and equipment
Property, Plant and Equipment [Line Items]
Vessel additions	190,000
Cost
Property, Plant and Equipment [Line Items]
Capital improvements	500
Cost | Vessels and equipment
Property, Plant and Equipment [Line Items]
Cost, beginning balance	2,973,401		$ 2,782,909
Depreciation	0
Vessel additions	190,000
Capital improvements	492
Cost, ending balance	2,973,401		2,782,909
Accumulated Depreciation | Vessels and equipment
Property, Plant and Equipment [Line Items]
Accumulated depreciation, beginning balance	(623,154)		(552,326)
Depreciation	(70,828)
Vessel additions	0
Capital improvements	0
Accumulated depreciation, ending balance	(623,154)		(552,326)
Vessels and Equipment, net | Vessels and equipment
Property, Plant and Equipment [Line Items]
Vessels and equipment, Net beginning balance	2,350,247		2,230,583
Depreciation	(70,828)
Vessel additions	190,000
Capital improvements	492
Vessels and equipment, Net ending balance	$ 2,350,247		$ 2,230,583